Subsequent Events	12 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 — SUBSEQUENT EVENTS

On October 24, 2022, the Company entered into a loan agreement with Agricultural Bank of China to obtain a loan of $210,867 (or RMB 1,500,000) with a term from October 24, 2022 to September 20, 2023 at a fixed rate of 3.9% per annum. The Company’s CEO and his family members provided personal guaranty for the repayment of the loan. Wenzhou Xinbao Financing Guarantee Co., Ltd, a third party provided Counter-guaranty for CEO and his family members.

The Company has evaluated subsequent events through February 14, 2023, the date these consolidated financial statements were available for issuance.